Nationwide HighMark Balanced Fund Summary Prospectus March 1, 2014

Class/Ticker A NWGDX C NWGEX Institutional Class NWGFX Institutional Service Class NWGGX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus, dated November 29, 2013 (as revised March 1, 2014), and Statement of Additional Information, dated November 29, 2013, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration in selecting portfolio investments.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 76 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 74 of the Statement of Additional Information.

	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fee	0.25%	1.00%	None	None
Other Expenses	1.11%	0.86%	0.86%	1.11%
Total Annual Fund Operating Expenses	1.96%	2.46%	1.46%	1.71%
Fee Waiver/Expense Reimbursement[1]	(0.72)%	(0.62)%	(0.62)%	(0.72)%
Total Annual Fund Operating Expenses After Waivers/Reimbursements	1.24%	1.84%	0.84%	0.99%

1	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 1.24% for Class A shares, 1.84% for Class C shares, 0.84% for Institutional Class shares, and 0.99% for Institutional Service Class shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

SP-HM-BAL (3/14)

Summary Prospectus March 1, 2014	1	Nationwide HighMark Balanced Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$694	$1,089
Class C shares	287	707
Institutional Class shares	86	401
Institutional Service Class shares	101	468

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years
Class C shares	$187	$707

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of the predecessor fund (July 31, 2013), the portfolio turnover rate was 44.44% of the average value of its portfolio. See the section entitled “Performance” for more information about the predecessor fund.

Principal Investment Strategies

The Fund, under normal market conditions, invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund’s specific allocation among stocks, bonds and other securities will vary depending on the subadviser’s assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 80% of the bonds will be investment grade (the four highest rating categories of nationally recognized statistical ratings organizations) at the time of purchase.

To select bonds for the Fund, the subadviser considers such factors as the potential direction of interest rates and the U.S. economy, the outlook for one sector of the bond market versus another and the value that one bond may represent versus another. The subadviser also considers the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the subadviser believes it is in shareholders’ best interest to do so.

The Fund invests its equity security allocation primarily in common stocks of U.S. large-cap companies. The Fund generally considers a company to be a large-cap company if the company’s capitalization is greater than $5 billion. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security. In particular, the subadviser looks for companies which it believes have certain key attributes, which may include strong or improving profitability, sustainable competitive advantage, a healthy balance sheet and quality management.

In addition to the securities described above, the Fund may invest up to 20% of the Fund’s assets in foreign securities (which may include up to 10% of the Fund’s assets in emerging market securities), including American Depositary Receipts.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

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Mortgage-backed and asset-backed securities risk – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Emerging market risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock or bond market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

The returns presented for the Fund reflect the performance of the HighMark Balanced Fund, a former series of HighMark Funds (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were reflected, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. This table also compares the Fund’s average annual total returns to a secondary benchmark that is an unmanaged, hypothetical representation of the bond market. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best quarter:     12.44% – 2nd qtr. 2009

Worst quarter:     -14.48% – 4th qtr. 2008

Year-to-date total return as of September 30, 2013: 8.16%

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund. The Fund commenced offering Institutional Class shares on September 18, 2013. Therefore, pre-inception historical performance of Institutional Class shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Institutional Class shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

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Average Annual Total Returns

For the Periods Ended December 31, 2012

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	5.29%	1.99%	5.13%
Class A shares – After Taxes on Distributions	4.51%	1.59%	4.53%
Class A shares – After Taxes on Distributions and Sales of Shares	4.26%	1.57%	4.28%
Class C shares	9.83%	2.54%	5.07%
Institutional Class shares	11.74%	3.41%	5.99%
Institutional Service Class shares	11.74%	3.41%	5.99%
S&P 500 Index (The Index does not pay sales charges, fees, expenses or taxes.)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	4.22%	5.95%	5.18%
Blended Index[1] (The Index does not pay sales charges, fees, expenses or taxes.)	11.31%	3.81%	6.62%

[1]	The Blended Index is an unmanaged, hypothetical combination of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%).

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

HighMark Capital Management, Inc. (“HighMark”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Kenneth Wemer	Vice President and Director of Equity Research, HighMark	Since 2005
E. Jack Montgomery	Vice President and Director of Fixed-Income, HighMark	Since 2000
David Wines	Vice President and Chief Fixed-Income Officer, HighMark	Since 2013
Derek Izuel	Vice President and Chief Equity Officer, HighMark	Since 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Institutional Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, C): $0*
* Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, C: $100
Institutional Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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